UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
October 26, 2007 to November 26, 2007

Commission File Number of issuing entity: 333-141145-02

Chase Mortgage Finance Trust Series 2007-S3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
AM			X
AP			X
AP1			X
AP2			X
AR			X
B1			X
B2			X
B3			X
B4			X
B5			X
B6			X
IA1			X
IA2			X
IA3			X
IA4			X
IA5			X
IA6			X
IA7			X
IA8			X
IA9			X
IA10			X
IA11			X
IA12			X
IA13			X
IA14			X
IA15			X
IA16			X
IA17			X
IA18			X
IA19			X
IA20			X
IA21			X
IA22			X
IA23			X
IA24			X
IAX			X
IIA1			X
IIAX			X
M1			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒  No ☐

Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On November 26, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S3.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S3, relating to the November 26, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman

By: Bruce J. Friedman
Title: Vice President

Date: December 10, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S3, relating to the November 26, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Table of Contents

Distribution Report	2
Factor Report	4
Components Distribution Report	6
Factor Report	6
Delinquency by Group	10
Delinquency Totals	10
Delinquency Trend Group	11
Bankruptcy Group Report	11
Foreclosure Group Report	11
REO Group Report	12
REO Property Scheduled Balance	12
Prepayment Liquidated Loan Report	12
Realized Loss Group Report	13
Basic Risk Shortfall Carryover and Yield Maintenance Amount	16
Investor Supplemental Report	16

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	185,000,000.00	173,839,666.12	1,685,170.52	792,781.31	2,477,951.83	0.00	0.00	172,154,495.60
IA3	25,000.00	25,759.44	0.00	0.00	0.00	0.00	128.80	25,888.24
IA4	2,277,486.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
IA5	78,700,000.00	78,700,000.00	0.00	393,500.00	393,500.00	0.00	0.00	78,700,000.00
IA6	21,300,000.00	21,300,000.00	0.00	106,500.00	106,500.00	0.00	0.00	21,300,000.00
IA7	41,000,000.00	41,000,000.00	0.00	205,000.00	205,000.00	0.00	0.00	41,000,000.00
IA8	3,000,000.00	3,000,000.00	0.00	14,375.00	14,375.00	0.00	0.00	3,000,000.00
IA10	50,000,000.00	46,862,980.41	483,649.29	224,551.78	708,201.07	0.00	0.00	46,379,331.12
IA12	65,000,000.00	61,668,802.69	513,586.59	308,344.01	821,930.60	0.00	0.00	61,155,216.10
IA13	175,000,000.00	166,661,675.74	1,285,559.25	833,308.38	2,118,867.63	0.00	0.00	165,376,116.49
IA14	16,453,428.00	16,453,428.00	0.00	82,267.14	82,267.14	0.00	0.00	16,453,428.00
IA15	29,561,191.00	29,561,191.00	0.00	147,805.95	147,805.95	0.00	0.00	29,561,191.00
IA16	75,000,000.00	73,551,007.58	337,748.45	360,093.47	697,841.92	0.00	0.00	73,213,259.13
IA18REG	128,572,000.00	126,088,001.94	578,999.92	630,440.01	1,209,439.93	0.00	0.00	125,509,002.02
IA19	29,726,000.00	29,726,000.00	0.00	148,630.00	148,630.00	0.00	0.00	29,726,000.00
IA24REG	50,000,000.00	49,034,005.06	225,165.63	240,062.32	465,227.95	0.00	0.00	48,808,839.43
IIA1	71,744,204.00	66,478,148.14	1,344,984.68	304,691.51	1,649,676.19	0.00	0.00	65,133,163.46
AP	4,439,305.00	4,364,668.14	34,752.30	0.00	34,752.30	0.00	0.00	4,329,915.84
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AM	8,601,400.00	8,552,805.74	8,331.23	42,518.80	50,850.03	0.00	0.00	8,544,474.51
M1	9,676,600.00	9,621,931.32	9,372.65	47,833.77	57,206.42	0.00	0.00	9,612,558.67
B1	15,052,600.00	14,967,559.21	14,579.79	74,408.64	88,988.43	0.00	0.00	14,952,979.42
B2	5,913,500.00	5,880,091.24	5,727.75	29,231.86	34,959.61	0.00	0.00	5,874,363.49
B3	3,763,100.00	3,741,840.09	3,644.90	18,601.91	22,246.81	0.00	0.00	3,738,195.19
B4	2,150,400.00	2,138,251.14	2,082.85	10,629.95	12,712.80	0.00	0.00	2,136,168.29
B5	1,075,200.00	1,069,125.59	1,041.43	5,314.97	6,356.40	0.00	0.00	1,068,084.16
B6	2,150,386.28	2,138,237.52	2,082.84	10,629.88	12,712.72	0.00	0.00	2,136,154.68
TOTALS	1,075,181,900.28	1,036,425,176.11	6,536,480.07	5,031,520.66	11,568,000.73	0.00	128.80	1,029,888,824.84
IA2	185,000,000.00	173,839,666.12	0.00	76,417.02	76,417.02	0.00	0.00	172,154,495.60
IA9	125,000.00	125,000.00	0.00	625.00	625.00	0.00	0.00	125,000.00
IA11	2,083,333.00	1,952,623.86	0.00	9,763.12	9,763.12	0.00	0.00	1,932,471.81

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA17REG1	1,562,500.00	1,532,312.66	0.00	7,661.56	7,661.56	0.00	0.00	1,525,276.23
IA17REG2	1,041,666.00	1,021,541.11	0.00	5,107.71	5,107.71	0.00	0.00	1,016,850.16
IAX	34,248,973.50	31,419,031.45	0.00	157,095.16	157,095.16	0.00	0.00	31,233,661.29
IIAX	3,774,503.05	3,422,867.23	0.00	15,688.14	15,688.14	0.00	0.00	3,385,804.31
AP1	4,389,470.00	4,315,962.39	34,551.97	0.00	34,551.97	0.00	0.00	4,281,410.42
AP2	49,835.00	48,705.75	200.33	0.00	200.33	0.00	0.00	48,505.42

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA1	16163HAA9	939.67387092	9.10902984	4.28530438	13.39433422	930.56484108	5.472500%
IA3	16163HAC5	1,030.37760000	0.00000000	0.00000000	0.00000000	1,035.52960000	6.000000%
IA4	16163HAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
IA5	16163HAE1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA6	16163HAF8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA7	16163HAG6	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA8	16163HAH4	1,000.00000000	0.00000000	4.79166667	4.79166667	1,000.00000000	5.750000%
IA10	16163HAK7	937.25960820	9.67298580	4.49103560	14.16402140	927.58662240	5.750000%
IA12	16163HAM3	948.75081062	7.90133215	4.74375400	12.64508615	940.84947846	6.000000%
IA13	16163HAN1	952.35243280	7.34605286	4.76176217	12.10781503	945.00637994	6.000000%
IA14	16163HAP6	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA15	16163HAQ4	1,000.00000000	0.00000000	4.99999983	4.99999983	1,000.00000000	6.000000%
IA16	16163HAR2	980.68010107	4.50331267	4.80124627	9.30455893	976.17678840	5.875000%
IA18REG	16163HAT8	980.68010096	4.50331270	4.90340051	9.40671320	976.17678826	6.000000%
IA19	16163HAU5	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA24REG	16163HAZ4	980.68010120	4.50331260	4.80124640	9.30455900	976.17678860	5.875000%
IIA1	16163HBC4	926.59956392	18.74694547	4.24691464	22.99386010	907.85261845	5.500000%
AP	16163HBE0	983.18726467	7.82831997	0.00000000	7.82831997	975.35894470	0.000000%
AR	16163HBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AM	16163HBG5	994.35042435	0.96859000	4.94324180	5.91183180	993.38183435	5.965593%
M1	16163HBH3	994.35042474	0.96858917	4.94324143	5.91183060	993.38183556	5.965593%
B1	16163HBJ9	994.35042518	0.96858948	4.94324170	5.91183118	993.38183570	5.965593%
B2	16163HBK6	994.35042530	0.96858882	4.94324174	5.91183056	993.38183648	5.965593%
B3	16163HBL4	994.35042651	0.96858973	4.94324095	5.91183067	993.38183678	5.965593%
B4	16163HBM2	994.35041853	0.96858724	4.94324312	5.91183036	993.38183129	5.965593%
B5	16163HBN0	994.35043713	0.96859189	4.94323847	5.91183036	993.38184524	5.965593%
B6	16163HBP5	994.35042898	0.96858877	4.94324210	5.91183087	993.38184022	5.965593%
TOTALS		963.95333277	6.07941788	4.67969249	10.75911037	957.87403468
IA2	16163HAB7	939.67387092	0.00000000	0.41306497	0.41306497	930.56484108	0.527500%
IA9	16163HAJ0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA11	16163HAL5	937.25960276	0.00000000	4.68629835	4.68629835	927.58661721	6.000000%
IA17REG1	16163HAS0	980.68010240	0.00000000	4.90339840	4.90339840	976.17678720	6.000000%
IA17REG2	16163HAS0	980.68009324	0.00000000	4.90340474	4.90340474	976.17677835	6.000000%
IAX	16163HBB6	917.37147830	0.00000000	4.58685747	4.58685747	911.95904864	6.000000%
IIAX	16163HBD2	906.83917450	0.00000000	4.15634583	4.15634583	897.01988981	5.500000%
AP1	N/A	983.25364794	7.87155853	0.00000000	7.87155853	975.38208941	0.000000%
AP2	N/A	977.34022274	4.01986556	0.00000000	4.01986556	973.32035718	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA18EXCHN	50,000,000.00	49,034,005.06	225,165.63	245,170.03	470,335.66	0.00	0.00	48,808,839.43
IA20	46,014,619.00	46,014,619.00	0.00	230,073.09	230,073.09	0.00	0.00	46,014,619.00
IA21	178,572,000.00	175,122,007.02	804,165.55	802,642.53	1,606,808.08	0.00	0.00	174,317,841.47
IA22	178,572,000.00	175,122,007.02	804,165.55	820,884.41	1,625,049.96	0.00	0.00	174,317,841.47
IA23	178,572,000.00	175,122,007.02	804,165.55	839,126.28	1,643,291.83	0.00	0.00	174,317,841.47
IA24EXCHN	128,572,000.00	126,088,001.94	578,999.92	617,305.84	1,196,305.76	0.00	0.00	125,509,002.02
TOTALS	760,302,619.00	746,502,647.06	3,216,662.20	3,555,202.18	6,771,864.38	0.00	0.00	743,285,984.86
IA17EXCHN2	13,839,334.00	13,571,959.47	0.00	67,859.80	67,859.80	0.00	0.00	13,509,636.62

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA18EXCHN	16163HAT8	980.68010120	4.50331260	4.90340060	9.40671320	976.17678860	6.000000%
IA20	16163HAV3	1,000.00000000	0.00000000	4.99999989	4.99999989	1,000.00000000	6.000000%
IA21	16163HAW1	980.68010114	4.50331267	4.49478379	8.99809645	976.17678847	5.500000%
IA22	16163HAX9	980.68010114	4.50331267	4.59693799	9.10025066	976.17678847	5.625000%
IA23	16163HAY7	980.68010114	4.50331267	4.69909213	9.20240480	976.17678847	5.750000%
IA24EXCHN	16163HAZ4	980.68010096	4.50331270	4.80124631	9.30455900	976.17678826	5.875000%
TOTALS		981.84936946	4.23076565	4.67603569	8.90680133	977.61860381
IA17EXCHN2	16163HAS0	980.68010137	0.00000000	4.90340070	4.90340070	976.17678857	6.000000%

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Total Scheduled Principal Amount	1,005,837.81
Group 1 AP Scheduled Principal Amount	3,993.93
Group 1 Non-PO Scheduled Principal Amount	740,153.55
Group 2 AP Scheduled Principal Amount	185.96
Group 2 Non-PO Scheduled Principal Amount	261,504.37

Total Unscheduled Principal Amounts	5,530,513.47
Group 1 AP Unscheduled Principal Amount	30,558.05
Group 1 Non-PO Unscheduled Principal Amount	4,404,055.67
Group 2 AP Unscheduled Principal Amount	14.37
Group 2 Non-PO Unscheduled Principal Amount	1,095,885.38

Group 1 One Month CPR	5.372700%
Group 2 One Month CPR	17.346952%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	1,036,425,176.40
Group 1 AP Beginning Principal Balance	4,315,962.57
Group 1 Non-PO Beginning Principal Balance	962,271,767.73
Group 2 AP Beginning Principal Balance	48,705.85
Group 2 Non-PO Beginning Principal Balance	69,788,740.25

Total Ending Principal Balance of Mortgage Loans	1,029,888,825.12
Group 1 AP Ending Principal Balance	4,281,410.59
Group 1 Non-PO Ending Principal Balance	957,127,558.51
Group 2 AP Ending Principal Balance	48,505.53
Group 2 Non-PO Ending Principal Balance	68,431,350.49

Aggregate Amount of Servicer Advances	283,005.58

Aggregate Amount of Recovered Servicer Advances	300,562.64

Aggregate Number of Outstanding Mortgage Loans	1,644.00

Aggregate Weighted Average Coupon	6.397117%

Aggregate Weighted Average Remaining Term	339
Total Gross Interest	5,525,111.14
Group 1 Gross Interest	5,174,659.30
Group 2 Gross Interest	350,451.84

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Total Servicing Fees	221,104.03
Group 1 Servicing Fees	206,205.35
Group 2 Servicing Fees	14,898.68

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00
Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	32,255,457.00
Bankruptcy Loss Amount	333,053.00
Special Hazard Loss Amount	10,751,819.00

Class A Principal Balance	988,315,334.28
Class AP Principal Balance	4,364,668.14
Non-PO Class A Group 1 Principal Balance	917,472,518.00
Non-PO Class A Group 2 Principal Balance	66,478,148.14
Class AM Principal Balance	8,552,805.74
Class M1 Principal Balance	9,621,931.32
Class B Principal Balance	29,935,104.79

Class A Percentage	95.358098%
Class AP Percentage	0.421127%
Non-PO Class A Group 1 Percentage	95.344429%
Non-PO Class A Group 2 Percentage	95.256266%
Class AM Percentage	0.825222%
Class M1 Percentage	0.928377%
Class B Percentage	2.888304%

Non-PO Class A Group 1 Prepayment Percentage	100.0000%
Non-PO Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support AM	3.70%
Original Credit Support M1	2.80%
Original Credit Support B1	1.40%
Original Credit Support B2	0.85%
Original Credit Support B3	0.50%
Original Credit Support B4	0.30%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Original Credit Support B5	0.20%

Current Credit Support AM	3.82%
Current Credit Support M1	2.89%
Current Credit Support B1	1.44%
Current Credit Support B2	0.88%
Current Credit Support B3	0.52%
Current Credit Support B4	0.31%
Current Credit Support B5	0.21%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1

Category	Number	Principal Balance	Percentage
1 Month	20	10,055,983.00	1.05%
2 Month	2	1,073,443.30	0.11%
3 Month	4	2,131,411.00	0.22%
Total	26	13,260,837.30	1.38%

Delinquency by Group
Group 2

Category	Number	Principal Balance	Percentage
1 Month	0	0.00	0.00%
2 Month	0	0.00	0.00%
3 Month	0	0.00	0.00%
Total	0	0.00	0.00%

Delinquency Totals
Group Totals

Category	Number	Principal Balance	Percentage
1 Month	20	10,055,983.00	0.98%
2 Month	2	1,073,443.30	0.10%
3 Month	4	2,131,411.00	0.21%
Total	26	13,260,837.30	1.29%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	2	746,837.70	0.08%
2	0	0.00	0.00%
Total	2	746,837.70	0.07%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	8	4,495,044.61	0.47%
2	0	0.00	0.00%
Total	8	4,495,044.61	0.44%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	1	492,068.41	0.05%
2	0	0.00	0.00%
Total	1	492,068.41	0.05%

REO Property Scheduled Balance

Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Prepayment Liquidated Loan Report

Group Number	Loan Number	Date	Penalties	Premiums	Prepayment Amount	Current Note Rate	Original Stated Term	Original LTV Ratio (%)	Loan Origination Date
			0.00	0.00	0.00	.00000	0.00	0.00
Total			0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	961,408,969.10	0.00	0.00
2	0.00	0.00	68,479,856.02	0.00	0.00
TOTAL	0.00	0.00	1,029,888,825.12	0.00	0.00

Aggregate Outstanding Interest Shortfalls
Class IA1 Shortfall	0.00
Class IA2 Shortfall	0.00
Class IA3 Shortfall	0.00
Class IA4 Shortfall	0.00
Class IA5 Shortfall	0.00
Class IA6 Shortfall	0.00
Class IA7 Shortfall	0.00
Class IA8 Shortfall	0.00
Class IA9 Shortfall	0.00
Class IA10 Shortfall	0.00
Class IA11 Shortfall	0.00
Class IA12 Shortfall	0.00
Class IA13 Shortfall	0.00
Class IA14 Shortfall	0.00
Class IA15 Shortfall	0.00
Class IA16 Shortfall	0.00
Class ia17 Shortfall	0.00
Class IA18 Shortfall	0.00
Class IA19 Shortfall	0.00
Class IIA1 Shortfall	0.00
Class AR Shortfall	0.00
Class IAX Shortfall	0.00
Class IIAX Shortfall	0.00
Class AM Shortfall	0.00
Class M1 Shortfall	0.00
Class B1 Shortfall	0.00
Class B2 Shortfall	0.00
Class B3 Shortfall	0.00
Class B4 Shortfall	0.00
Class B5 Shortfall	0.00
Class B6 Shortfall	0.00

Compensating Interest Shortfalls

Total Compensating Interest Shortfall	0.00
Compensating Interest Shortfall IA1	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Compensating Interest Shortfall IA2	0.00
Compensating Interest Shortfall IA3	0.00
Compensating Interest Shortfall IA4	0.00
Compensating Interest Shortfall IA5	0.00
Compensating Interest Shortfall IA6	0.00
Compensating Interest Shortfall IA7	0.00
Compensating Interest Shortfall IA8	0.00
Compensating Interest Shortfall IA9	0.00
Compensating Interest Shortfall IA10	0.00
Compensating Interest Shortfall IA11	0.00
Compensating Interest Shortfall IA12	0.00
Compensating Interest Shortfall IA13	0.00
Compensating Interest Shortfall IA14	0.00
Compensating Interest Shortfall IA15	0.00
Compensating Interest Shortfall IA16	0.00
Compensating Interest Shortfall ia17	0.00
Compensating Interest Shortfall IA18	0.00
Compensating Interest Shortfall IA19	0.00
Compensating Interest Shortfall IIA1	0.00
Compensating Interest Shortfall AR	0.00
Compensating Interest Shortfall IAX	0.00
Compensating Interest Shortfall IIAX	0.00
Compensating Interest Shortfall AM	0.00
Compensating Interest Shortfall M1	0.00
Compensating Interest Shortfall B1	0.00
Compensating Interest Shortfall B2	0.00
Compensating Interest Shortfall B3	0.00
Compensating Interest Shortfall B4	0.00
Compensating Interest Shortfall B5	0.00
Compensating Interest Shortfall B6	0.00

Relief Act Shortfalls

Total Relief Act	0.00

Relief Act Reduction IA1	0.00
Relief Act Reduction IA2	0.00
Relief Act Reduction IA3	0.00
Relief Act Reduction IA4	0.00
Relief Act Reduction IA5	0.00
Relief Act Reduction IA6	0.00
Relief Act Reduction IA7	0.00
Relief Act Reduction IA8	0.00
Relief Act Reduction IA9	0.00
Relief Act Reduction IA10	0.00
Relief Act Reduction IA11	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Relief Act Reduction IA12	0.00
Relief Act Reduction IA13	0.00
Relief Act Reduction IA14	0.00
Relief Act Reduction IA15	0.00
Relief Act Reduction IA16	0.00
Relief Act Reduction ia17	0.00
Relief Act Reduction IA18	0.00
Relief Act Reduction IA19	0.00
Relief Act Reduction IIA1	0.00
Relief Act Reduction AR	0.00
Relief Act Reduction IAX	0.00
Relief Act Reduction IIAX	0.00
Relief Act Reduction AM	0.00
Relief Act Reduction M1	0.00
Relief Act Reduction B1	0.00
Relief Act Reduction B2	0.00
Relief Act Reduction B3	0.00
Relief Act Reduction B4	0.00
Relief Act Reduction B5	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S3
November 26, 2007

Basis Risk Shortfall Carryover and Yield Maintenance Amount

	Current Basis Risk Shortfall	Basis Risk Shortfall Carryover Paid	Outstanding Basis Risk Shortfall Carryover
Class IA1	0.00	0.00	0.00
Class IA8	0.00	0.00	0.00

Yield Maintenance Agreement Amounts Received
Class IA1	0.00
Class IA8	0.00

Reserve Fund - Per Yield Maintenance Agreement
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00
ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?	NO

Any material breaches of pool asset representations or warranties or transaction covenants?	NO

Any material changes as to methodology regarding calculations of delinquencies and charge-offs?	NO

Any new issuance of asset-backed securities backed by the same asset pool, or any pool asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assests?
NO

Copyright 2007 Bank of New York & Co. All rights reserved.